Taxes - Taxes payable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Taxes
Corporation income tax payable	$ 0	$ 227,386
Other tax payable	102,704	117,177
Total	$ 102,704	$ 344,563